Inventory (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory	Inventory consists of the following (in thousands):

	DECEMBER 31,
	2013	2014

Raw materials	$13	$—
Finished goods	4	25
Total inventory	$17	$25